Capital disclosures and net debt (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of the net debt ratio	At 31 December 2024, gearing was 22.7% (2023 19.7%).

		$ million
At 31 December	2024	2023
Finance debt	59,547	51,954
Less: fair value asset (liability) of hedges related to finance debt[a]	(2,654)	(1,988)
	62,201	53,942
Less: cash and cash equivalents	39,204	33,030
Net debt	22,997	20,912
Total equity	78,318	85,493
Gearing	22.7%	19.7%
aDerivative financial instruments entered into for the purpose of managing foreign currency exchange risk associated with net debt with a fair value liability position of $166 million (2023 liability of $73 million) are not included in the calculation of net debt shown above as hedge accounting was not applied for these instruments.
Disclosure of reconciliation of liabilities arising from financing activities	An analysis of changes in liabilities arising from financing activities is provided below.

					$ million
	Finance debt	Currency swaps[a]	Lease liabilities	Net partner payable for leases entered into on behalf of joint operations	Total liabilities arising from financing activities
At 1 January 2024	51,954	2,978	11,121	30	66,083
Exchange adjustments	(39)	—	(272)	(1)	(312)
Net financing cash flow	4,761	(27)	(2,833)	(14)	1,887
Fair value (gains) losses	(840)	1,162	—	—	322
New and remeasured leases/joint operations payables	—	—	3,441	24	3,465
Other movements[b]	3,711	—	543	(2)	4,252
At 31 December 2024	59,547	4,113	12,000	37	75,697

At 1 January 2023	46,944	5,312	8,549	42	60,847
Exchange adjustments	33	—	132	1	166
Net financing cash flow	3,040	(213)	(2,560)	(22)	245
Fair value (gains) losses	1,389	(2,065)	—	—	(676)
New and remeasured leases/joint operations payables	—	—	4,956	10	4,966
Other movements[c]	548	(56)	44	(1)	535
At 31 December 2023	51,954	2,978	11,121	30	66,083
aCurrency swaps include cross currency interest rate swaps.
bIncludes $3,726 million of finance debt and $585 million of lease liabilities acquired as part of the Lightsource bp and bp Bunge Bioenergia business combinations.
cIncludes $545 million of finance debt acquired as part of the TravelCenters of America business combination.